Statements of Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 60,518	$ 614,767
Prepaid expenses	19,279	31,110
Total current assets	79,797	645,877
Non-current assets:
Marketable securities and cash held in Trust Account	16,018,732	285,506,568
Total assets	16,098,529	286,152,445
Current liabilities:
Accounts payable and accrued expenses	5,669,349	1,866,992
Total current liabilities	7,792,286	2,182,531
Non-current liabilities:
Warrant liabilities	1,113,600	796,224
Deferred underwriters fee		9,660,000
Total liabilities	8,905,886	12,638,755
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 1,408,555 and 27,600,000 shares at redemption value as of December 31, 2023 and 2022, respectively	16,018,732	285,506,568
Shareholders’ Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Accumulated deficit	(8,826,779)	(11,993,568)
Total shareholders’ deficit	(8,826,089)	(11,992,878)
Total Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit	16,098,529	286,152,445
Class A Ordinary Shares
Shareholders’ Deficit:
Common stock	562
Class B Ordinary Shares
Shareholders’ Deficit:
Common stock	128	690
Promissory note-related party
Current liabilities:
Due to related party	339,193	144,193
Promissory note-related party	$ 1,783,744	$ 171,346